Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]	Financial instruments carried at fair value1 Jun 30, 2024 Dec 31, 2023 in € m. Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 49,545 76,295 9,054 53,095 62,760 9,420 Trading securities 49,312 71,721 3,295 52,886 59,752 3,194 Other trading assets 232 4,574 5,759 210 3,007 6,226 Positive market values from derivative financial instruments 1,683 227,387 8,164 2,198 241,481 8,198 Non-trading financial assets mandatory at fair value through profit or loss 1,308 98,922 4,347 2,275 80,744 5,028 Financial assets designated at fair value through profit or loss 0 45 0 0 75 0 Financial assets at fair value through other comprehensive income 21,236 15,919 2,920 18,273 14,324 2,949 Other financial assets at fair value 1,428 (1,176)2 19 1,353 (489)2 5 Total financial assets held at fair value 75,200 417,393 24,503 77,193 398,894 25,599 Financial liabilities held at fair value: Trading liabilities 38,177 10,160 33 36,361 7,617 27 Trading securities 38,177 8,936 27 36,361 6,727 26 Other trading liabilities 0 1,224 6 0 890 0 Negative market values from derivative financial instruments 2,031 213,639 7,683 2,333 228,280 7,666 Financial liabilities designated at fair value through profit or loss 203 88,204 4,277 169 80,309 3,248 Investment contract liabilities 0 509 0 0 484 0 Other financial liabilities at fair value 390 1,9812 (44)3 486 1,1942 (85)3 Total financial liabilities held at fair value 40,800 314,492 11,948 39,349 317,884 10,856 1 Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” of the Annual Report 2023 2 Predominantly relates to derivatives qualifying for hedge accounting 3 Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications
Reconciliation of Financial Instruments Categorized in Level 3 [text block table]	Reconciliation of financial instruments classified in Level 3 Reconciliation of financial instruments classified in Level 3 Jun 30, 2024 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcom-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,194 0 175 1,311 (958) 0 (328) 291 (391) 3,295 Positive marketvalues fromderivative finan-cial instruments 8,198 0 258 0 0 0 (259) 2,404 (2,438) 8,164 Other tradingassets 6,226 (0) 97 259 (1,064) 1,034 (496) 278 (575) 5,759 Non-trading financial assets mandatory at fair value through profit or loss 5,028 (1) 71 667 (24) 242 (469) 54 (1,221) 4,347 Financial assetsdesignated at fairvalue throughprofit or loss 0 0 0 0 0 0 0 0 0 0 Financial assets at fair value through other comprehensive income 2,949 0 565 345 (249) 605 (669) 89 (207) 2,920 Other financialassets at fair value 5 0 8 0 0 0 0 6 (0) 19 Total financial assetsheld at fair value 25,599 (1) 6666,7 2,582 (2,294) 1,881 (2,220) 3,123 (4,833) 24,503 Financial liabilitiesheld at fair value: Trading securities 26 0 0 0 0 0 0 0 0 27 Negative marketvalues fromderivative financialinstruments 7,666 0 397 0 0 0 (226) 1,886 (2,039) 7,683 Other tradingliabilities 0 0 0 0 0 0 5 0 0 6 Financial liabilitiesdesignated at fairvalue throughprofit or loss 3,248 0 26 0 0 1,612 (336) 243 (517) 4,277 Other financialliabilities at fair value (85) 0 118 0 0 0 (1) (21) (56) (44) Total financialliabilities held atfair value 10,856 0 5416,7 0 0 1,612 (558) 2,108 (2,612) 11,948 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 17 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 112 million and for total financial liabilities held at fair value this is a loss of € 11 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains Jun 30, 2023 in € m. Balance,beginningof year Changes inthe groupof consoli-dated com-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,053 0 (40) 955 (598) 0 (288) 576 (364) 3,293 Positive marketvalues fromderivative finan-cial instruments 9,564 0 (323) 0 0 0 (75) 2,110 (2,410) 8,866 Other tradingassets 5,494 0 19 460 (588) 1,107 (582) 582 (275) 6,218 Non-trading financial assets mandatory at fair value through profit or loss 5,790 (1) (118) 198 (80) 77 (789) 120 (646) 4,551 Financial assetsdesignated at fairvalue throughprofit or loss 94 0 (2) 0 0 0 0 75 0 166 Financial assets at fair value through other comprehensive income 2,676 0 (71)5 249 (110) 723 (387) 355 (159) 3,276 Other financialassets at fair value 5 0 0 0 0 0 0 0 1 6 Total financial assetsheld at fair value 26,675 (1) (535)6,7 1,862 (1,377) 1,907 (2,121) 3,817 (3,852) 26,376 Financial liabilitiesheld at fair value: Trading securities 30 0 0 0 0 0 46 0 (0) 77 Negative marketvalues fromderivative financialinstruments 8,500 0 (673) 0 0 0 (205) 1,620 (2,232) 7,010 Other tradingliabilities 3 0 0 0 0 0 14 0 0 17 Financial liabilitiesdesignated at fairvalue throughprofit or loss 2,792 0 (44) 0 0 1,030 (626) 24 (36) 3,141 Other financialliabilities atfair value (511) 0 239 0 0 0 24 (8) 15 (240) Total financialliabilities held atfair value 10,815 0 (477)6,7 0 0 1,030 (746) 1,636 (2,253) 10,005 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 32 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 254 million and for total financial liabilities held at fair value this is a gain of € 39 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
Sensitivity Analysis by Type of Instrument [text block table]	Breakdown of the sensitivity analysis by type of instrument1 Jun 30, 2024 Dec 31, 2023 in € m. Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Securities: Debt securities 246 197 196 221 Commercial mortgage-backed securities 23 17 16 27 Mortgage and other asset-backed securities 17 12 12 19 Corporate, sovereign and other debt securities 207 167 167 176 Equity securities 93 77 94 93 Derivatives: Credit 199 103 200 101 Equity 43 39 44 38 Interest related 560 279 633 368 Foreign exchange 55 25 47 17 Other 81 78 91 86 Loans: Loans 485 359 486 355 Other 0 0 0 0 Total 1,762 1,156 1,790 1,278 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table
Quantitative Information about Fair Value (Level 3) 1 [text block table]	Financial instruments classified in Level 3 and quantitative information about unobservable inputs Jun 30, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 58 0 Price based Price 0% 104 % Discounted cash flow Credit spread (bps) 188 1,710 Mortgage- and other asset-backedsecurities 118 0 Price based Price 0% 107 % Discounted cash flow Credit spread (bps) 84 1,549 Recovery rate 60% 85 % Constant default rate 0% 9 % Constant prepayment rate 0% 21 % Total mortgage- and other asset-backedsecurities 176 0 Debt securities and other debtobligations 4,326 4,191 Price based Price 0% 300 % Held for trading 3,033 27 Discounted cash flow Credit spread (bps) 30 651 Corporate, sovereign and otherdebt securities 3,033 Non-trading financial assets mandatory at fair value through profit or loss 1,126 Designated at fair value through profit or loss 0 4,165 Financial assets at fair value through other comprehensive income 167 Equity securities 705 0 Market approach Price per net asset value 0% 100 % Enterprise value/Revenue (multiple) 1 11 Held for trading 86 0 Enterprise value/EBITDA(multiple) 5 14 Non-trading financial assets mandatory at fair value through profit or loss 618 Discounted cash flow Weighted average cost capital 18% 20 % Price based Price 0% 105 % Loans 9,157 6 Price based Price 0% 116 % Held for trading 5,655 6 Discounted cash flow Credit spread (bps) 190 1,636 Non-trading financial assets mandatory at fair value through profit or loss 961 Designated at fair value through profit or loss 0 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,540 Loan commitments 0 3 Discounted cash flow Credit spread (bps) 173 1,007 Recovery rate 40% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 1,9572 1093 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 32 285 Total non-derivative financialinstruments held at fair value 16,320 4,309 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 103 million of other trading assets, € 1.6 billion of other non-trading financial assets mandatory at fair value and € 213 million of other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 109 million of securities sold under repurchase agreements designated at fair value Dec 31, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 86 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 220 1,830 Mortgage- and other asset-backedsecurities 94 0 Price based Price 0% 104 % Discounted cash flow Credit spread (bps) 110 1,828 Recovery rate 50% 85 % Constant default rate 0% 2 % Constant prepayment rate 2% 29 % Total mortgage- and other asset-backedsecurities 180 0 Debt securities and other debtobligations 4,385 3,116 Price based Price 0% 300 % Held for trading 2,887 26 Discounted cash flow Credit spread (bps) 84 651 Corporate, sovereign and otherdebt securities 2,887 Non-trading financial assets mandatory at fair value through profit or loss 1,254 Designated at fair value through profit or loss 0 3,089 Financial assets at fair value through other comprehensive income 244 Equity securities 778 0 Market approach Price per net asset value 0% 100 % Held for trading 127 0 Enterprise value/EBITDA(multiple) 5 15 Non-trading financial assets mandatory at fair value through profit or loss 652 Discounted cash flow Weighted average cost capital 18% 20 % Price based Price 0% 100 % Loans 9,405 0 Price based Price 0% 124 % Held for trading 6,121 0 Discounted cash flow Credit spread (bps) 12 1,207 Non-trading financial assets mandatory at fair value through profit or loss 696 Designated at fair value through profit or loss 0 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,588 Loan commitments 0 5 Discounted cash flow Credit spread (bps) 169 1,070 Recovery rate 40% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,6472 1543 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 120 595 Total non-derivative financialinstruments held at fair value 17,396 3,275 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 104 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 117 million other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 154 million of securities sold under repurchase agreements designated at fair value
Quantitative Information about Fair Value (Level 3) 2 [text block table]	Jun 30, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 5,298 4,534 Discounted cash flow Swap rate (bps) (4,561) 4,840 Inflation swap rate 0% 12 % Constant default rate 0% 15 % Constant prepayment rate 4% 17 % Option pricing model Inflation volatility 0% 6 % Interest rate volatility 0% 43 % IR - IR correlation (10) % 99 % Hybrid correlation (90) % 55 % Credit derivatives 554 477 Discounted cash flow Credit spread (bps) 8 3,500 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 49% 59 % Equity derivatives 298 944 Option pricing model Stock volatility 2% 69 % Index volatility 6% 20 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0% Stock Forwards 0% 1 % Index Forwards 0% 5 % FX derivatives 1,445 1,498 Option pricing model Volatility (15) % 43 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (19) 99 Other derivatives 587 1851 Discounted cash flow Credit spread (bps) 219 700 Option pricing model Index volatility 0% 91 % Price 78% 85 % Commodity correlation 0% 97 % Total market values from derivativefinancial instruments 8,183 7,638 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated Dec 31, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 4,997 4,070 Discounted cash flow Swap rate (bps) (3,932) 4,150 Inflation swap rate 1% 15 % Constant default rate 0% 18 % Constant prepayment rate 0% 26 % Option pricing model Inflation volatility 0% 7 % Interest rate volatility 0% 43 % IR - IR correlation (10) % 96 % Hybrid correlation (90) % 65 % Credit derivatives 501 503 Discounted cash flow Credit spread (bps) 2 7,535 Recovery rate 8% 40 % Correlation pricingmodel Credit correlation 26% 59 % Equity derivatives 339 1,027 Option pricing model Stock volatility 0% 84 % Index volatility 7% 23 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0 % Stock Forwards 0% 3 % Index Forwards 0% 6 % FX derivatives 1,765 1,850 Option pricing model Volatility (6) % 39 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (7) 50 Other derivatives 601 1301 Discounted cash flow Credit spread (bps) 234 610 Option pricing model Index volatility 0% 129 % Price 73% 77 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 8,203 7,581 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]	Six months ended in € m. Jun 30, 2024 Jun 30, 2023 Financial assets held at fair value: Trading securities 73 (9) Positive market values from derivative financial instruments 878 441 Other trading assets 23 55 Non-trading financial assets mandatory at fair value through profit or loss 48 (33) Financial assets designated at fair value through profit or loss 0 0 Financial assets at fair value through other comprehensive income 0 (3) Other financial assets at fair value (8) (4) Total financial assets held at fair value 1,015 449 Financial liabilities held at fair value: Trading securities (0) (0) Negative market values from derivative financial instruments (944) (104) Other trading liabilities (0) (0) Financial liabilities designated at fair value through profit or loss (5) 40 Other financial liabilities at fair value (118) (187) Total financial liabilities held at fair value (1,067) (251) Total (52) 199
Recognitions of Trade Date Profit [text block table]	in € m. Jun 30, 2024 Jun 30, 2023 Balance, beginning of year 577 550 New trades during the period 136 187 Amortization (72) (77) Matured trades (33) (41) Subsequent move to observability1 (28)2 (15) Exchange rate changes 0 (1) Balance, end of period 579 603 1 This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date 2 During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024